Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement
Summarizes, for assets and liabilities measured at fair value on a recurring basis

		As of December 31,
Financial instruments	Fair value hierarchy	2024	2025
		RMB	RMB
Short-term investments (Note 8)	Level 2	41,221	—
Equity investments with readily determinable fair values (Note 8)	Level 1	2,346	1,467